Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000024981 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class A
Average Annual Return, Percent		1.49%	8.92%	5.68%
C000060632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class C
Average Annual Return, Percent		5.08%	9.20%	5.62%
C000127110 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class I
Average Annual Return, Percent		7.10%	10.32%	6.51%
C000127111 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class Z
Average Annual Return, Percent		7.32%	10.57%	6.72%
Without Sales Load [Member] | C000024981 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class A—excluding sales load
Average Annual Return, Percent		7.10%	10.10%	6.25%
Without Sales Load [Member] | C000060632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class C—excluding contingent deferred sales charge
Average Annual Return, Percent		5.98%	9.20%	5.62%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent		12.34%	13.59%	9.18%